1933 Act File No. 33-44737
                                          1940 Act File No. 811-6511

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.    20   ...................         X
                                 --------                         ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   21   ...................................         X
                  -------                                         ------

                                     REGIONS FUNDS
                           (formerly, First Priority Funds)

                  (Exact Name of Registrant as Specified in Charter)

               5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                              Federated Investors Tower,
                                  1001 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) _X on July 7, 2000 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i). 75 days after filing pursuant to paragraph
(a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037




PART C.    OTHER INFORMATION.
           -----------------

           Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 19, filed May 26, 2000, in their entirety.

Item 23.    Exhibits

           (a)    (i)  Conformed copy of Declaration of Trust of the
                       Registrant, including conformed copy of Amendment No.
                       1;(7)
     (ii)  Conformed copy of Amendment No. 2 to Declaration of
                   Trust (4);
            (iii) Conformed Copy of Amendment No. 3 through 5 to the Declaration of Trust; (12)
             (iv)  Form of Amendment No. 6 to the Declaration of Trust;
                   (12)

       (b)  Copy of By-Laws of the Registrant (1);
              (i) Copy of Amendment Nos. 1 through 4 to the       By-Laws
            of the Registrant; (13)
       (c)  Copy of Specimen Certificate for Shares of Beneficial
            Interest of the Registrant (4);
       (d)         (i) Conformed copy of Investment Advisory
                   Contract of the Registrant, through and including conformed copies of Exhibits A, B, C, and D;(7)

             (ii) Conformed copy of Exhibits E and F to the Investment Advisory Contract of the Registrant to add First
                   Priority Equity Income Fund and First Priority
                   Balanced Fund, respectively, to the Investment
                   Advisory Contract; (11)
       (e)    (i)  Conformed copy of Distributor's Contract of the
                   Registrant, including conformed copies of Exhibits A, B, and C;(7)
             (ii)  Conformed Copy of Exhibit D to the Distributor's
                   Contract to add First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Distributor's Contract; (11)
(iii) Conformed copy of Exhibits E and F to the Distributor's Contract; (13)
(iv) Conformed copy of Exhibits G to the Distributor's Contract; (15)

                               (f) Not applicable;


+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).


          (g)  Conformed copy of Custodian Contract of the Registrant between First Priority Funds and Regions Bank; (4)
          (h)    (i)   Conformed copy of Fund Accounting and Shareholder
                       Recordkeeping Agreement (5);
                (ii)   Form of Shareholder Services Plan of the Registrant;
                       (7)

               (iii) Conformed copy of Shareholder Services Agreement with conformed copy of Exhibit A attached thereto; (13)

               (iv)    Conformed copy of Administrative Services
                       Agreement;(10)
                       (a) Amendment No. 1 to Administrative Services Agreement; (13)
         (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
         (j)   Conformed Copy of Independent Auditors Consent;(16)
                      (k) Not applicable;

         (l)   Conformed Copy of Initial Capital  Understanding; (5)
         (m)     (i)  Conformed copy of Distribution Plan of the Registrant, through and including conformed copies of Exhibits A
                      and B;(7)
                (ii)  Conformed Copy of Exhibit C to the Distribution Plan
                      of the Registrant; (11)
               (iii)  Copy of Rule 12b-1 Agreement through and including
                      Exhibit A (1);
(iv)    Copy of Amendment No. 1 to Exhibit A of   the Rule 12b-1 Agreement; (12)

+ All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).

(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).

(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(10) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 26, 1996 (File Nos. 33-44737 and 811-6511).

(11) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).

(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(16) Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed January 26, 2000 (File Nos. 33-44737 and 811-6511).


                (v) Copy of Amendment No. 1 to Exhibit A of the Rule 12b-1 Agreement; (15)
               (vi) Conformed copy of Exhibit D to the Distribution Plan of the Registrant; (15)
        (n)     (i) Conformed Copy of Multiple Class Plan; (9)
               (ii) Conformed copy of Exhibits A & B to
                  Multiple Class Plan; (13)

        (o) Copies of Financial Data Schedules; (not included per footnote 60 of Release No. 33-7684)

        (p)     (i) Conformed copy of Power of Attorney; (16)
               (ii) Conformed copies of Powers of Attorney for:
                    (a)   John S. Walsh (16)
                    (b)   John F. Cunningham (16)
                    (c)   Charles F. Mansfield, Jr. (16)
                    (d)   Nicholas P. Constantakis (16)
Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:
            -------------------------------------------------------------
            None

Item 25.    INDEMNIFICATION: (1)
            ---------------

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:
            ----------------------------------------------------

                 (a) The Adviser is a wholly-owned subsidiary of Regions Financial Corp., a bank holding company organized during 1971 under the laws of the State of Delaware, and is a member of the Regions Bank organization. Operating out of more than 700 offices, Regions provides wide range of banking and fiduciary services to its customers. As of December 31, 1998, Regions Financial Corp. was one of the 25 largest bank holding companies in the United States with total assets of approximately $35 billion. Regions Financial Corporation has achieved Thomson BankWatch's highest rating of "A", a distinction earned by less than 1% of U.S. financial institutions. In addition, Veribanc, Inc. has designated Regions' flagship bank, Regions Bank, as a Blue Ribbon Bank. The Blue Ribbon rating symbol symbolizes excellence in asset quality, capital strength, liquidity, and profitability, as well as other key financial thresholds. No Blue Ribbon Bank has ever failed. Regions Bank was selected for inclusion in the S&P 500 - Standard & Poor's widely followed index of the 500 most prominent companies in the nation.


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).

(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).

(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).

(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).

(16) Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed January 26, 2000 (File Nos. 33-44737 and 811-6511).


                 As fiduciary, Regions Bank managed over $8 billion in discretionary assets as of December 31, 1998. It manages ten common trust funds and collective investment funds having a market value in excess of $633 million as of December 31, 1998. Regions Bank has been adviser to the Regions Funds (formerly, First Priority Funds) since inception with a market value of approximately $1.682 billion as of December 31, 1998.

                                                               Other Substantial

                             Position with             Business, Profession,
NAME                         THE ADVISER               VOCATION OR EMPLOYMENT

J. Stanley Mackin          Chairman of the Board

Carl E. Jones, Jr.         President and Chief
                           Executive Officer

Richard D. Horsley         Vice Chairman of the
                           Board and Executive
                           Financial Officer

Sam P. Faucett             President/Region Southwest

Joe M. Hinds               President/Regions North

Wilbur B. Hufham           President/Regions South

William E. Jordan          President/Regions Central

Carl E. Jones, Jr.         Chief Executive Officer

Peter D. Miller            President/Regions Northeast

William E. Askew           Executive Vice President/
                           Retail Banking

Samuel E. Upchurch, Jr.    Executive Vice President/
                           General Counsel and Secretary

Robert P. Houston          Executive Vice President
                           and Comptroller

E.C. Stone                 Executive Vice President/
                           Corporate Banking

Richard E. Wambsganss      Executive Vice President/
                           Trust Group

Sheila S. Blair            Director        Civic Leader

James B. Boone, Jr.        Director        Chairman of the Board
                                           Boone Newspapers, Inc.

Albert P. Brewer           Director        Professor of Law &
                                                           Government
                                                   Samford University

James S.M. French          Director        Chairman and President
                                              Dunn Investment Company

Barnett Grace              Director        President/Regions West

Frank D. Hickingbotham     Director        Chairman of the Board TCBY
                                           Enterprises, Inc.

Richard D. Horsley         Director        Vice Chairman of the Board and
                                           Executive Financial Officer
                                           Regions Financial Corp.

Carl E. Jones, Jr.         Director        President & Chief
Executive Officer/                         Regions Financial
Corporation

Olin B. King               Director        Chairman of the Board  and Chief
                                           Executive Officer
                                           SCI Systems, Inc.

J. Stanley Mackin          Director        Chairman of the Board/
                                           Regions Financial Corp.

Michael W. Murphy          Director        President/ Marmik Oil Company

Henry E. Simpson           Director        Attorney
                                           Lange, Simpson, Robinson & Somerville

Robert E. Steiner, III     Director        Attorney
                                                Steiner, Crum & Baker

Lee J. Styslinger, Jr.     Director        Chairman
                                           ALTEC Industries, Inc.

Robert J. Williams         Director        Chairman and Chief Executive Officer
                                           Terminix Services, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS:
---------------------------------

      (a)...Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds;
Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------


Richard B. Fisher             Chairman,                       Vice President
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales       --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Executive Vice            --
Federated Investors Tower     Vice President and Assistant
1001 Liberty Avenue           Secretary,
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John M. Albert                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Anthony J. Harper             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley, III            Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

(c)   Not applicable.


Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Regions Funds                             5800 Corporate Drive
("Registrant")                            Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             1001 Liberty Avenue
Disbursing Agent)                         Pittsburgh, PA  15222-3779

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Regions Bank

Mutual Funds Group                        P.O. Box 10247
("Advisor and Custodian")                 Birmingham, Alabama 35202

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of June, 2000.

                                     REGIONS FUNDS
                           (formerly, First Priority Funds)

                               BY: /s/ Gail Cagney

                  Gail Cagney, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  June 29, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Gail Cagney

    GAIL CAGNEY____               Attorney In Fact          June 29, 2000
    ---------------
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Edward C. Gonzales*               President and Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

J. Christopher Donahue*           Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney